UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1: Report(s) to Shareholders.

Annual Report  |  March 31, 2021
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2021
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	19.04%
Target 2010 Passive Composite Index	18.51%
Fund Category: Morningstar Target-Date 2000-2010[1]	21.21%
Performance Details	pages 8-10

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	20.52%
Target 2015 Passive Composite Index	19.99%
Fund Category: Morningstar Target-Date 2015[1]	24.25%
Performance Details	pages 11-13

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	21.51%
Target 2020 Passive Composite Index	20.98%
Fund Category: Morningstar Target-Date 2020[1]	26.41%
Performance Details	pages 14-16

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	28.91%
Target 2025 Passive Composite Index	28.50%
Fund Category: Morningstar Target-Date 2025[1]	30.22%
Performance Details	pages 17-19

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	34.98%
Target 2030 Passive Composite Index	34.55%
Fund Category: Morningstar Target-Date 2030[1]	35.96%
Performance Details	pages 20-22

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	39.84%
Target 2035 Passive Composite Index	39.50%
Fund Category: Morningstar Target-Date 2035[1]	42.17%
Performance Details	pages 23-25
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2021
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	44.07%
Target 2040 Passive Composite Index	43.84%
Fund Category: Morningstar Target-Date 2040[1]	47.12%
Performance Details	pages 26-28

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	48.06% [2]
Target 2045 Passive Composite Index	48.01%
Fund Category: Morningstar Target-Date 2045[1]	50.64%
Performance Details	pages 29-31

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	50.43%
Target 2050 Passive Composite Index	50.43%
Fund Category: Morningstar Target-Date 2050[1]	52.03%
Performance Details	pages 32-34

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	52.24%
Target 2055 Passive Composite Index	52.10%
Fund Category: Morningstar Target-Date 2055[1]	52.87%
Performance Details	pages 35-37

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	53.70%
Target 2060 Passive Composite Index	53.79%
Fund Category: Morningstar Target-Date 2060+[1]	53.66%
Performance Details	pages 38-40

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	2.10% [3]
Target 2065 Passive Composite Index	1.46% [3]
Fund Category: Morningstar Target-Date 2060+[1]	N/A
Performance Details	pages 41-43
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	Total returns shown are since the fund’s inception date of February 25, 2021.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The COVID-19 pandemic shook the entire world over the 12-months ended March 31, 2021, dramatically reshaping daily life. As much as we might now like to turn our focus elsewhere, the COVID-19 pandemic remains a central issue today. How it unfolds in the coming months will continue to have implications for how we will live our lives and invest for our futures. Thankfully, while equities suffered their fastest decline ever in March 2020, U.S. markets have rallied. The S&P 500® Index, a bellwether for the overall U.S. stock market, rose by more than 50% over the reporting period, repeatedly reaching new record highs. After a period of heightened volatility, fixed-income markets stabilized as well, generally providing positive rates of return. Economic growth followed a similar pattern. After contracting in the first and second quarters of 2020, U.S. gross domestic product (GDP) rebounded, posting gains in the third and fourth quarters of 2020. For the 12-months ended March 31, 2021, the S&P 500® Index returned 56.4% and the broad U.S. bond market, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned 0.7%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 44.6%.
At Charles Schwab Investment Management, we believe in the importance of staying invested and having a long-term investing plan that reflects your risk tolerance and long-term financial goals. The Schwab Target Index Funds—including the Schwab Target 2065 Index Fund, which launched on February 25, 2021—are designed to provide broad and efficient diversification for investors at a low-cost. By selecting a fund that corresponds to their target retirement date, an investor gains exposure to a carefully selected balance of equities and fixed income, as well as other potentially diversifying asset classes such as real estate investment trusts (REITs). Over time, the allocations in the Schwab Target Index Funds are shifted to become more conservative as the retirement date approaches.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The Schwab Target Index Funds—including the Schwab Target 2065 Index Fund, which launched on February 25, 2021—are designed to provide broad and efficient diversification for investors at a low-cost.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment

For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For the 12-month reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 56.35%. U.S. small-cap stocks outperformed U.S. large-cap stocks by a large margin, with the Russell 2000® Index and Russell 1000® Index returning 94.85% and 60.59%, respectively. International equities also posted strong gains. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 44.57% and the MSCI Emerging Markets Index (Net)* returned 58.39%. Bond markets were significantly weaker, with the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returning 0.71%.
As a result of the COVID-19 pandemic, economic growth stalled around the globe. Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. After falling by an annualized rate of 31.4% in the second quarter of 2020, U.S. gross domestic product (GDP) jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting pent-up consumer demand and government support. GDP grew at an annualized rate of 4.3% in the fourth quarter of 2020. For the full year of 2020, GDP decreased by 3.5%. Unemployment skyrocketed in April 2020, rising to the highest level since the Great Depression, but declined
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

over the remainder of the reporting period, dropping below double digits beginning in August 2020. Inflation remained well below the Fed’s traditional target of 2%, although inflation concerns rose toward the end of the reporting period when the yield on the 10-year U.S. Treasury spiked in March 2021 to its highest level in more than a year.
Outside the U.S., conditions were similar as global economies wrestled with dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated early in the reporting period amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. For the second quarter of 2020, GDP growth contracted in most major economies, including the eurozone, the United Kingdom, and Japan. Europe and Japan subsequently recovered much of their losses, but the United Kingdom, which was particularly hard-hit by the COVID-19 pandemic, suffered its biggest slump in more than three centuries over the course of 2020, effectively wiping out its growth over the past seven years. Over 2020, China was the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks and maintained positive GDP growth in its last three quarters of 2020, on rising industrial output, strong manufacturing, and a robust real estate market. India, after plunging into one of the worst recessions of any major economy, saw its first positive gain in GDP in the fourth quarter of 2020.
Central banks around the world, including the Fed, enacted or maintained low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the reporting period. In addition, other Fed-driven emergency measures remained in effect, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, financing for employers, consumers, and businesses, and the provision of facilities to support credit to businesses and consumers alike. In August 2020, the Fed announced that it was shifting its interest rate policy to allow inflation to rise above its previous 2% target for periods of time, even in times of rising employment. Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and maintained its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.01%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program. Central banks in key emerging market economies—including China, India, Russia, and Thailand—also maintained low rates to help counter the effects of the COVID-19 pandemic. Mexico reduced its benchmark interest rate by 0.25% in February 2021.
For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.) The yield on the 10-year U.S. Treasury, which began the period at 0.70%, rose gradually over most of the period before spiking in February and March to end the period sharply higher—at 1.74%, its highest rate in more than a year—as investors grappled with the potential impacts of yet another costly round of economic stimulus. The three-month U.S. Treasury yield remained historically low, beginning the reporting period at 0.11% and ending it at 0.03%. Outside the U.S., bond yields remained low.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund as of March 31, 2021

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 34.6% equity securities, 60.7% fixed-income securities, and 4.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 19.04%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 18.51% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity and U.S. small-cap holdings, the Schwab International Equity ETF and Schwab U.S. Small-Cap ETF, also contributed to the total return of the fund, returning approximately 49% and 96%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 8% for the reporting period. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation was the smallest contributor to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	19.04%	7.86%	6.83%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2010 Passive Composite Index	18.51%	7.89%	6.90%
Fund Category: Morningstar Target-Date 2000-2010[3]	21.21%	7.44%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund as of March 31, 2021

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 37.6% equity securities, 58.1% fixed-income securities, and 4.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 20.52%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 19.99% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity and U.S. small-cap holdings, the Schwab International Equity ETF and Schwab U.S. Small-Cap ETF, also contributed to the total return of the fund, returning approximately 49% and 96%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 8% for the reporting period. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation was the smallest contributor to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	20.52%	8.07%	7.07%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2015 Passive Composite Index	19.99%	8.15%	7.17%
Fund Category: Morningstar Target-Date 2015[3]	24.25%	7.94%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	30%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund as of March 31, 2021

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 39.7% equity securities, 56.3% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 21.51%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 20.98% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity and U.S. small-cap holdings, the Schwab International Equity ETF and Schwab U.S. Small-Cap ETF, also contributed to the total return of the fund, returning approximately 49% and 96%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 8% for the reporting period. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation was the smallest contributor to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	21.51%	8.31%	7.82%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2020 Passive Composite Index	20.98%	8.34%	7.87%
Fund Category: Morningstar Target-Date 2020[3]	26.41%	8.21%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund as of March 31, 2021

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 51.9% equity securities, 44.9% fixed-income securities, and 3.2% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 28.91%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 28.50% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 8% for the reporting period. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	28.91%	9.47%	9.19%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2025 Passive Composite Index	28.50%	9.54%	9.25%
Fund Category: Morningstar Target-Date 2025[3]	30.22%	8.84%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	15%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund as of March 31, 2021

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 63.1% equity securities, 34.3% fixed-income securities, and 2.5% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 34.98%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 34.55% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab U.S. TIPS ETF and Schwab Short-Term U.S. Treasury ETF also contributed slightly to the total return of the fund, returning 8% and less than 1%, respectively, for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	34.98%	10.34%	10.21%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2030 Passive Composite Index	34.55%	10.41%	10.25%
Fund Category: Morningstar Target-Date 2030[3]	35.96%	9.73%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund as of March 31, 2021

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 71.6% equity securities, 26.4% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 39.84%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 39.50% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	39.84%	10.94%	10.96%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2035 Passive Composite Index	39.50%	11.02%	11.02%
Fund Category: Morningstar Target-Date 2035[3]	42.17%	10.58%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund as of March 31, 2021

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 78.7% equity securities, 19.7% fixed-income securities, and 1.5% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 44.07%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 43.84% for the same period. The fund’s outperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, recovering to trade near its net asset value (NAV) after trading at a discount to its NAV in March 2020 as a result of trading and market volatility.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund and was the largest contributor to relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	44.07%	11.39%	11.61%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2040 Passive Composite Index	43.84%	11.51%	11.68%
Fund Category: Morningstar Target-Date 2040[3]	47.12%	11.15%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund as of March 31, 2021

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 85.4% equity securities, 13.5% fixed-income securities, and 1.1% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 48.06%1. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 48.01% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Total return for the report period above differs from the return in the Financial Highlights. The total return presented above is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	48.06% [3]	11.79%	12.10%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2045 Passive Composite Index	48.01%	11.94%	12.18%
Fund Category: Morningstar Target-Date 2045[4]	50.64%	11.57%	N/A
Fund Expense Ratios[5]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund as of March 31, 2021

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 89.4% equity securities, 9.7% fixed-income securities, and 0.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 50.43%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 50.43% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed slightly to the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	50.43%	12.02%	12.38%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2050 Passive Composite Index	50.43%	12.18%	12.47%
Fund Category: Morningstar Target-Date 2050[3]	52.03%	11.71%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund as of March 31, 2021

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 92.0% equity securities, 7.3% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 52.24%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 52.10% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed slightly to the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

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Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	52.24%	12.18%	12.62%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2055 Passive Composite Index	52.10%	12.33%	12.69%
Fund Category: Morningstar Target-Date 2055[3]	52.87%	11.80%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

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Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund as of March 31, 2021

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2021, the fund’s asset allocation was approximately 94.5% equity securities, 5.0% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2021, global equity markets generated strong returns in an impressive recovery from their steep slide in late February and March of 2020 when the COVID-19 pandemic began to wreak havoc on economies around the globe. Even in the face of persisting COVID-19 pandemic-driven stresses to the economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world prompted global equity markets to rally throughout the reporting period. Despite a resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. Major market indices achieved repeated record highs over the second half of the reporting period. The U.S. dollar generally weakened over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, in January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2021, the fund returned 53.70%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 53.79% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 60% for the reporting period. The fund’s international equity, U.S. small-cap, and emerging markets holdings, the Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF, also contributed to the total return of the fund, returning approximately 49%, 96%, and 57%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 29% for the reporting period.
The fund’s fixed-income allocation contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, contributed slightly to the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately 2% for the reporting period outperforming its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned less than 1% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF returned less than 1% for the reporting period and neither contributed to nor detracted from the total return of the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

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Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2021)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	53.70%	12.34%	12.74%
Dow Jones U.S. Total Stock Market IndexSM	62.68%	17.05%	16.46%
Bloomberg Barclays US Aggregate Bond Index	0.71%	4.65%	2.79%
Target 2060 Passive Composite Index	53.79%	12.48%	12.83%
Fund Category: Morningstar Target-Date 2060+[3]	53.66%	11.88%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

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Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2065 Index Fund as of March 31, 2021

The Schwab Target 2065 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; at the fund’s inception, February 25, 2021, the asset allocation was anticipated to be approximately 95.0% equity securities, 4.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the reporting period of fund inception, February 25, 2021, to March 31, 2021, global equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses to the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and the resurgence of COVID-19 cases in the fall and winter, markets were buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through March 2021. In January and February 2021, as the likelihood of yet another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.) The U.S. dollar strengthened slightly over the reporting period, generally reducing the return of overseas investments in U.S. dollar terms.
Performance. The fund returned 2.10% for the reporting period of fund inception, February 25, 2021, to March 31, 2021. The fund’s internally calculated comparative index, the Target 2065 Passive Composite Index (the composite index), returned 1.46% for the same period. The fund’s outperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and Schwab Emerging Markets Equity ETF, recovering to trade at a slight premium after trading at a discount to its net asset value (NAV) on the date of the fund’s launch.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest contributor to the total return of the fund. The fund’s U.S. large-cap equity and international equity holdings, the Schwab U.S. Large-Cap ETF and Schwab International Equity ETF, were the largest contributors to the total return of the fund, returning approximately 3% and 1%, respectively, for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, detracted slightly from the total return of the fund, returning approximately -2% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 4% for the reporting period.
The fund’s fixed-income allocation detracted slightly from the total return of the fund. The Schwab U.S. Aggregate Bond ETF detracted from the total return of the fund, returning less than 0% for the reporting period. The Schwab Short-Term U.S. Treasury ETF was flat for the reporting.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

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Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (February 25, 2021 – March 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	2.10%
Dow Jones U.S. Total Stock Market IndexSM	3.16%
Bloomberg Barclays US Aggregate Bond Index	-0.42%
Target 2065 Passive Composite Index	1.46%
Fund Category: Morningstar Target-Date 2060+[2]	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2021 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	0% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets2,4,5

Portfolio holdings may have changed since the report date.
[1]	Portfolio turnover was 0%. Portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2020 and held through March 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 10/1/20	Ending Account Value (Net of Expenses) at 3/31/21[2]	Expenses Paid During Period 10/1/20-3/31/21[2,5]	Effective Expenses Paid During Period 10/1/20-3/31/21[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,059.70	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,065.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,070.20	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,101.50	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,126.70	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,147.80	$0.21	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,166.50	$0.22	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,183.80	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,194.20	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,201.60	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,208.30	$0.17	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 10/1/20	Ending Account Value (Net of Expenses) at 3/31/21[2]	Expenses Paid During Period 10/1/20-3/31/21[2,5]	Effective Expenses Paid During Period 10/1/20-3/31/21[4,5]
Schwab Target 2065 Index Fund[6,7]
Actual Return	0.04%	0.08%	$1,000.00	$1,021.00	$0.04	$0.08
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 365 days of the fiscal year.
[6]	The expense ratio provided for the fund is for the period from 2/26/21 (commencement of operations) through 3/31/21. See financial note 4.
[7]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 34 days of the period from commencement of operations on 2/26/21 through 3/31/21, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by 365 days of the fiscal year.

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Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.70	$10.88	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.27	0.27	0.22	0.12
Net realized and unrealized gains (losses)	1.82	(0.19)	0.23	0.34	0.10
Total from investment operations	2.04	0.08	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	(0.04)	(0.01)	(0.01)	(0.00) [4]	—
Total distributions	(0.25)	(0.26)	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$12.49	$10.70	$10.88	$10.59	$10.15
Total return	19.04%	0.58%	4.81%	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.83%	2.43%	2.53%	2.11%	1.99% [7]
Portfolio turnover rate	21%	19%	30%	28%	2% [5]
Net assets, end of period (x 1,000)	$55,137	$35,614	$25,391	$14,185	$955

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 23.9%
Large-Cap 22.4%
Schwab U.S. Large-Cap ETF	128,592	12,348,690
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	8,025	799,851
		13,148,541

International Stocks 9.1%
Developed-Market Large-Cap 9.1%
Schwab International Equity ETF	133,474	5,021,292

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF	23,188	952,795

Fixed Income 60.6%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	58,917	3,603,364
Intermediate-Term Bond 45.1%
Schwab U.S. Aggregate Bond ETF	460,928	24,867,066
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	96,311	4,941,717
		33,412,147

Security	Number of Shares	Value ($)
Money Market Fund 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,036,921	2,037,532
Total Affiliated Underlying Funds
(Cost $48,230,874)		54,572,307
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (b)	449,945	449,945
Total Short-Term Investment
(Cost $449,945)		449,945
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab International Equity ETF	$3,345,065	$1,674,120	($1,566,744)	($41,608)	$1,610,459	$5,021,292	133,474	$98,722
Schwab Short-Term U.S. Treasury ETF	3,149,995	2,097,693	(274,295)	162	(31,838)	4,941,717	96,311	39,588
Schwab U.S. Aggregate Bond ETF	15,862,741	11,125,639	(1,729,313)	(5,012)	(386,989)	24,867,066	460,928	466,191
Schwab U.S. Large-Cap ETF	8,039,920	4,187,514	(4,402,996)	131,338	4,392,914	12,348,690	128,592	180,760
Schwab U.S. REIT ETF	644,520	278,118	(154,408)	(30,472)	215,037	952,795	23,188	22,185
Schwab U.S. Small-Cap ETF	512,418	111,420	(261,725)	12,660	425,078	799,851	8,025	8,008
Schwab U.S. TIPS ETF	2,325,992	1,377,893	(249,795)	1,426	147,848	3,603,364	58,917	33,574
Schwab Variable Share Price Money Fund, Ultra Shares	1,340,257	1,246,918	(550,000)	(66)	423	2,037,532	2,036,921	1,341
Total	$35,220,908	$22,099,315	($9,189,276)	$68,428	$6,372,932	$54,572,307		$850,369
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$54,572,307	$—	$—	$54,572,307
Short-Term Investment[1]	—	449,945	—	449,945
Total	$54,572,307	$449,945	$—	$55,022,252
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $48,230,874)		$54,572,307
Investments in unaffiliated issuers, at value (cost $449,945)		449,945
Receivables:
Investments sold		447,234
Fund shares sold		64,916
Dividends	+	28
Total assets		55,534,430
Liabilities
Payables:
Investments bought		395,019
Investment adviser fees		1,555
Fund shares redeemed	+	825
Total liabilities		397,399
Net Assets
Total assets		55,534,430
Total liabilities	–	397,399
Net assets		$55,137,031
Net Assets by Source
Capital received from investors		49,073,662
Total distributable earnings		6,063,369

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$55,137,031		4,415,971		$12.49

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$850,369
Interest received from securities of unaffiliated issuers	+	67
Total investment income		850,436
Expenses
Investment adviser fees	+	36,443
Total expenses		36,443
Expense reduction by CSIM and its affiliates	–	20,585
Net expenses	–	15,858
Net investment income		834,578
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		68,428
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	6,372,932
Net realized and unrealized gains		6,441,360
Increase in net assets resulting from operations		$7,275,938

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$834,578	$738,570
Net realized gains (losses)		68,428	(105,961)
Net change in unrealized appreciation (depreciation)	+	6,372,932	(959,936)
Increase (decrease) in net assets from operations		7,275,938	(327,327)
Distributions to Shareholders
Total distributions		($992,119)	($743,254)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,108,080	$25,488,388	1,744,332	$19,661,588
Shares reinvested		75,235	935,167	60,876	698,243
Shares redeemed	+	(1,096,596)	(13,184,147)	(808,805)	(9,065,956)
Net transactions in fund shares		1,086,719	$13,239,408	996,403	$11,293,875
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,329,252	$35,613,804	2,332,849	$25,390,510
Total increase	+	1,086,719	19,523,227	996,403	10,223,294
End of period		4,415,971	$55,137,031	3,329,252	$35,613,804

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$10.92	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.28	0.27	0.22	0.13
Net realized and unrealized gains (losses)	1.97	(0.26)	0.22	0.38	0.12
Total from investment operations	2.19	0.02	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	(0.07)	(0.01)	(0.01)	(0.01)	—
Total distributions	(0.29)	(0.26)	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$12.58	$10.68	$10.92	$10.61	$10.17
Total return	20.52%	(0.02%)	4.74%	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04%	0.03%	0.03%	0.03%	0.02% [6]
Gross operating expenses[5]	0.08%	0.08%	0.08%	0.08%	0.08% [6]
Net investment income (loss)	1.85%	2.45%	2.54%	2.06%	2.15% [6]
Portfolio turnover rate	30%	24%	29%	47%	15% [4]
Net assets, end of period (x 1,000)	$73,384	$57,790	$45,688	$20,229	$797

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 25.6%
Large-Cap 24.0%
Schwab U.S. Large-Cap ETF	183,179	17,590,679
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	11,747	1,170,824
		18,761,503

International Stocks 10.2%
Developed-Market Large-Cap 10.2%
Schwab International Equity ETF	199,662	7,511,284

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	33,653	1,382,802

Fixed Income 57.9%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	74,770	4,572,933
Intermediate-Term Bond 43.3%
Schwab U.S. Aggregate Bond ETF	588,732	31,762,091
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	120,674	6,191,783
		42,526,807

Security	Number of Shares	Value ($)
Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,435,779	2,436,510
Total Affiliated Underlying Funds
(Cost $62,832,947)		72,618,906
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (b)	568,631	568,631
Total Short-Term Investment
(Cost $568,631)		568,631
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab International Equity ETF	$6,072,193	$1,632,892	($2,808,974)	($88,920)	$2,704,093	$7,511,284	199,662	$161,388
Schwab Short-Term U.S. Treasury ETF	4,804,838	2,114,651	(683,389)	(2,011)	(42,306)	6,191,783	120,674	55,804
Schwab U.S. Aggregate Bond ETF	24,880,516	12,340,741	(5,071,450)	(16,126)	(371,590)	31,762,091	588,732	662,779
Schwab U.S. Large-Cap ETF	13,915,755	4,433,135	(7,941,577)	539,963	6,643,403	17,590,679	183,179	274,317
Schwab U.S. REIT ETF	1,132,411	239,898	(283,316)	(56,274)	350,083	1,382,802	33,653	34,582
Schwab U.S. Small-Cap ETF	917,983	174,178	(641,500)	44,477	675,686	1,170,824	11,747	12,335
Schwab U.S. TIPS ETF	3,587,991	1,319,894	(562,866)	7,445	220,469	4,572,933	74,770	45,424
Schwab Variable Share Price Money Fund, Ultra Shares	1,712,928	2,422,689	(1,700,000)	572	321	2,436,510	2,435,779	1,907
Total	$57,024,615	$24,678,078	($19,693,072)	$429,126	$10,180,159	$72,618,906		$1,248,536
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$72,618,906	$—	$—	$72,618,906
Short-Term Investment[1]	—	568,631	—	568,631
Total	$72,618,906	$568,631	$—	$73,187,537
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $62,832,947)		$72,618,906
Investments in unaffiliated issuers, at value (cost $568,631)		568,631
Receivables:
Investments sold		754,786
Fund shares sold		102,484
Dividends	+	34
Total assets		74,044,841
Liabilities
Payables:
Investments bought		513,334
Investment adviser fees		2,106
Fund shares redeemed	+	145,270
Total liabilities		660,710
Net Assets
Total assets		74,044,841
Total liabilities	–	660,710
Net assets		$73,384,131
Net Assets by Source
Capital received from investors		63,843,031
Total distributable earnings		9,541,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$73,384,131		5,834,352		$12.58

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$1,248,536
Interest received from securities of unaffiliated issuers	+	101
Total investment income		1,248,637
Expenses
Investment adviser fees	+	53,031
Total expenses		53,031
Expense reduction by CSIM and its affiliates	–	29,453
Net expenses	–	23,578
Net investment income		1,225,059
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		429,126
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	10,180,159
Net realized and unrealized gains		10,609,285
Increase in net assets resulting from operations		$11,834,344

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$1,225,059	$1,254,328
Net realized gains (losses)		429,126	(134,161)
Net change in unrealized appreciation (depreciation)	+	10,180,159	(2,026,953)
Increase (decrease) in net assets from operations		11,834,344	(906,786)
Distributions to Shareholders
Total distributions		($1,653,449)	($1,249,697)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,294,441	$28,073,103	2,382,529	$27,134,552
Shares reinvested		125,594	1,568,669	104,637	1,205,409
Shares redeemed	+	(1,997,955)	(24,228,989)	(1,260,697)	(14,081,094)
Net transactions in fund shares		422,080	$5,412,783	1,226,469	$14,258,867
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,412,272	$57,790,453	4,185,803	$45,688,069
Total increase	+	422,080	15,593,678	1,226,469	12,102,384
End of period		5,834,352	$73,384,131	5,412,272	$57,790,453

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.93	$11.18	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.23	0.29	0.27	0.23	0.16
Net realized and unrealized gains (losses)	2.12	(0.29)	0.22	0.52	0.21
Total from investment operations	2.35	0.00 [4]	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	(0.02)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.23)	(0.25)	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$13.05	$10.93	$11.18	$10.92	$10.30
Total return	21.51%	(0.17%)	4.73%	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.86%	2.46%	2.48%	2.15%	2.68% [7]
Portfolio turnover rate	13%	22%	13%	21%	17% [5]
Net assets, end of period (x 1,000)	$277,678	$172,353	$129,760	$70,841	$5,455

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 26.6%
Large-Cap 24.9%
Schwab U.S. Large-Cap ETF	721,566	69,291,983
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	46,808	4,665,354
		73,957,337

International Stock 11.2%
Developed-Market Large-Cap 11.2%
Schwab International Equity ETF	824,086	31,002,115

Real Assets 2.0%
Real Estate 2.0%
Schwab U.S. REIT ETF	134,300	5,518,387

Fixed Income 56.2%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	273,923	16,753,131
Intermediate-Term Bond 42.2%
Schwab U.S. Aggregate Bond ETF	2,171,783	117,167,693
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	429,779	22,051,960
		155,972,784

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,379,132	8,381,645
Total Affiliated Underlying Funds
(Cost $240,897,397)		274,832,268
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 04/01/21 (b)	2,653,823	2,653,823
Total Short-Term Investment
(Cost $2,653,823)		2,653,823
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab International Equity ETF	$19,620,881	$8,085,994	($6,334,376)	($48,269)	$9,677,885	$31,002,115	824,086	$613,608
Schwab Short-Term U.S. Treasury ETF	13,637,994	8,741,288	(181,547)	(886)	(144,889)	22,051,960	429,779	180,347
Schwab U.S. Aggregate Bond ETF	72,234,618	50,802,358	(3,826,471)	(98,642)	(1,944,170)	117,167,693	2,171,783	2,234,721
Schwab U.S. Large-Cap ETF	42,872,979	20,061,849	(18,545,277)	368,261	24,534,171	69,291,983	721,566	1,015,965
Schwab U.S. REIT ETF	3,541,420	1,476,856	(553,981)	(89,626)	1,143,718	5,518,387	134,300	126,955
Schwab U.S. Small-Cap ETF	2,893,363	544,111	(1,353,611)	143,648	2,437,843	4,665,354	46,808	47,980
Schwab U.S. TIPS ETF	10,353,813	5,721,127	—	—	678,191	16,753,131	273,923	161,363
Schwab Variable Share Price Money Fund, Ultra Shares	5,270,141	3,109,707	—	—	1,797	8,381,645	8,379,132	7,298
Total	$170,425,209	$98,543,290	($30,795,263)	$274,486	$36,384,546	$274,832,268		$4,388,237
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$274,832,268	$—	$—	$274,832,268
Short-Term Investment[1]	—	2,653,823	—	2,653,823
Total	$274,832,268	$2,653,823	$—	$277,486,091
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $240,897,397)		$274,832,268
Investments in unaffiliated issuers, at value (cost $2,653,823)		2,653,823
Receivables:
Investments sold		2,088,119
Fund shares sold		387,648
Dividends	+	117
Total assets		279,961,975
Liabilities
Payables:
Investments bought		2,036,609
Investment adviser fees		8,048
Fund shares redeemed	+	239,099
Total liabilities		2,283,756
Net Assets
Total assets		279,961,975
Total liabilities	–	2,283,756
Net assets		$277,678,219
Net Assets by Source
Capital received from investors		244,303,352
Total distributable earnings		33,374,867

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$277,678,219		21,278,995		$13.05

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$4,388,237
Interest received from securities of unaffiliated issuers	+	317
Total investment income		4,388,554
Expenses
Investment adviser fees	+	185,771
Total expenses		185,771
Expense reduction by CSIM and its affiliates	–	105,231
Net expenses	–	80,540
Net investment income		4,308,014
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		274,486
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	36,384,546
Net realized and unrealized gains		36,659,032
Increase in net assets resulting from operations		$40,967,046

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$4,308,014	$3,894,681
Net realized gains (losses)		274,486	(423,546)
Net change in unrealized appreciation (depreciation)	+	36,384,546	(6,362,387)
Increase (decrease) in net assets from operations		40,967,046	(2,891,252)
Distributions to Shareholders
Total distributions		($4,687,144)	($3,756,760)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,635,221	$145,527,249	9,139,520	$106,454,826
Shares reinvested		344,207	4,454,042	305,404	3,625,150
Shares redeemed	+	(6,467,255)	(80,935,744)	(5,281,760)	(60,839,073)
Net transactions in fund shares		5,512,173	$69,045,547	4,163,164	$49,240,903
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,766,822	$172,352,770	11,603,658	$129,759,879
Total increase	+	5,512,173	105,325,449	4,163,164	42,592,891
End of period		21,278,995	$277,678,219	15,766,822	$172,352,770

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$11.46	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.25	0.30	0.28	0.25	0.14
Net realized and unrealized gains (losses)	2.90	(0.61)	0.23	0.68	0.34
Total from investment operations	3.15	(0.31)	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	(0.23)	(0.23)	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.24)	(0.23)	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$13.83	$10.92	$11.46	$11.18	$10.40
Total return	28.91%	(2.89%)	4.79%	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.90%	2.50%	2.46%	2.22%	2.41% [7]
Portfolio turnover rate	15%	19%	13%	14%	6% [5]
Net assets, end of period (x 1,000)	$443,433	$264,880	$154,328	$84,235	$1,649

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 33.5%
Large-Cap 31.1%
Schwab U.S. Large-Cap ETF	1,439,061	138,193,028
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	105,889	10,553,956
		148,746,984

International Stocks 15.8%
Developed-Market Large-Cap 14.1%
Schwab International Equity ETF	1,666,074	62,677,704
Emerging-Market 1.7%
Schwab Emerging Markets Equity ETF	236,692	7,522,072
		70,199,776

Real Assets 2.6%
Real Estate 2.6%
Schwab U.S. REIT ETF	280,460	11,524,101

Fixed Income 44.8%
Inflation-Protected Bond 2.8%
Schwab U.S. TIPS ETF	203,762	12,462,084
Intermediate-Term Bond 37.2%
Schwab U.S. Aggregate Bond ETF	3,052,680	164,692,086
Security	Number of Shares	Value ($)
Treasury Bond 4.8%
Schwab Short-Term U.S. Treasury ETF	414,941	21,290,623
		198,444,793

Money Market Fund 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,718,814	9,721,730
Total Affiliated Underlying Funds
(Cost $377,558,204)		438,637,384
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Bank of Montreal
0.01%, 04/01/21 (b)	2,623,337	2,623,337
Total Short-Term Investment
(Cost $2,623,337)		2,623,337
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,177,652	$1,223,334	($1,660,630)	($23,049)	$2,804,765	$7,522,072	236,692	$163,565
Schwab International Equity ETF	39,522,797	15,393,928	(11,076,531)	(302,543)	19,140,053	62,677,704	1,666,074	1,191,921
Schwab Short-Term U.S. Treasury ETF	11,289,245	10,470,179	(345,906)	(1,688)	(121,207)	21,290,623	414,941	148,712
Schwab U.S. Aggregate Bond ETF	94,708,096	77,040,003	(4,125,515)	(51,674)	(2,878,824)	164,692,086	3,052,680	2,899,391
Schwab U.S. Large-Cap ETF	85,347,771	35,749,214	(31,436,286)	(272,604)	48,804,933	138,193,028	1,439,061	1,988,033
Schwab U.S. REIT ETF	7,408,243	3,098,409	(1,122,970)	(219,684)	2,360,103	11,524,101	280,460	261,651
Schwab U.S. Small-Cap ETF	6,751,902	1,837,826	(3,867,147)	153,197	5,678,178	10,553,956	105,889	108,335
Schwab U.S. TIPS ETF	6,152,420	5,957,398	—	—	352,266	12,462,084	203,762	92,331
Schwab Variable Share Price Money Fund, Ultra Shares	5,409,656	4,310,341	—	—	1,733	9,721,730	9,718,814	7,426
Total	$261,767,782	$155,080,632	($53,634,985)	($718,045)	$76,142,000	$438,637,384		$6,861,365
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$438,637,384	$—	$—	$438,637,384
Short-Term Investment[1]	—	2,623,337	—	2,623,337
Total	$438,637,384	$2,623,337	$—	$441,260,721
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $377,558,204)		$438,637,384
Investments in unaffiliated issuers, at value (cost $2,623,337)		2,623,337
Receivables:
Investments sold		4,192,999
Fund shares sold		1,060,130
Dividends	+	136
Total assets		446,513,986
Liabilities
Payables:
Investments bought		2,927,165
Investment adviser fees		13,014
Fund shares redeemed	+	140,715
Total liabilities		3,080,894
Net Assets
Total assets		446,513,986
Total liabilities	–	3,080,894
Net assets		$443,433,092
Net Assets by Source
Capital received from investors		384,742,841
Total distributable earnings		58,690,251

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$443,433,092		32,069,466		$13.83

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$6,861,365
Interest received from securities of unaffiliated issuers	+	480
Total investment income		6,861,845
Expenses
Investment adviser fees	+	282,980
Total expenses		282,980
Expense reduction by CSIM and its affiliates	–	158,809
Net expenses	–	124,171
Net investment income		6,737,674
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(718,045)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	76,142,000
Net realized and unrealized gains		75,423,955
Increase in net assets resulting from operations		$82,161,629

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$6,737,674	$5,351,090
Net realized losses		(718,045)	(1,630,571)
Net change in unrealized appreciation (depreciation)	+	76,142,000	(20,706,485)
Increase (decrease) in net assets from operations		82,161,629	(16,985,966)
Distributions to Shareholders
Total distributions		($7,138,221)	($4,882,701)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,334,187	$200,810,712	16,258,147	$195,983,617
Shares reinvested		507,299	6,894,197	382,547	4,709,155
Shares redeemed	+	(8,030,698)	(104,175,236)	(5,847,945)	(68,271,719)
Net transactions in fund shares		7,810,788	$103,529,673	10,792,749	$132,421,053
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,258,678	$264,880,011	13,465,929	$154,327,625
Total increase	+	7,810,788	178,553,081	10,792,749	110,552,386
End of period		32,069,466	$443,433,092	24,258,678	$264,880,011

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.86	$11.65	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.26	0.31	0.28	0.26	0.15
Net realized and unrealized gains (losses)	3.53	(0.86)	0.24	0.80	0.41
Total from investment operations	3.79	(0.55)	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	(0.24)	(0.24)	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—	(0.00) [4]	—
Total distributions	(0.24)	(0.24)	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$14.41	$10.86	$11.65	$11.37	$10.46
Total return	34.98%	(4.99%)	4.76%	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.94%	2.53%	2.46%	2.30%	2.49% [7]
Portfolio turnover rate	13%	13%	8%	8%	7% [5]
Net assets, end of period (x 1,000)	$622,076	$352,969	$201,250	$109,554	$3,258

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 40.1%
Large-Cap 36.9%
Schwab U.S. Large-Cap ETF	2,393,483	229,846,172
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	197,991	19,733,763
		249,579,935

International Stocks 20.1%
Developed-Market Large-Cap 17.3%
Schwab International Equity ETF	2,849,515	107,198,754
Emerging-Market 2.8%
Schwab Emerging Markets Equity ETF	550,924	17,508,365
		124,707,119

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF	477,297	19,612,134

Fixed Income 34.2%
Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF	74,090	4,531,344
Intermediate-Term Bond 30.9%
Schwab U.S. Aggregate Bond ETF	3,563,243	192,236,960
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	314,700	16,147,257
		212,915,561

Security	Number of Shares	Value ($)
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,986,749	8,989,445
Total Affiliated Underlying Funds
(Cost $522,681,012)		615,804,194
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 04/01/21 (b)	774,835	774,835
Barclays Capital, Inc.
0.01%, 04/01/21 (b)	6,208,906	6,208,906
Total Short-Term Investments
(Cost $6,983,741)		6,983,741
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$10,676,557	$4,230,626	($3,058,426)	($162,767)	$5,822,375	$17,508,365	550,924	$335,488
Schwab International Equity ETF	63,000,633	25,509,943	(11,308,236)	(707,327)	30,703,741	107,198,754	2,849,515	1,912,135
Schwab Short-Term U.S. Treasury ETF	8,235,675	8,222,022	(221,376)	(1,080)	(87,984)	16,147,257	314,700	108,276
Schwab U.S. Aggregate Bond ETF	104,648,298	95,014,977	(4,029,847)	(74,727)	(3,321,741)	192,236,960	3,563,243	3,218,838
Schwab U.S. Large-Cap ETF	132,644,409	57,834,376	(36,210,035)	(1,006,127)	76,583,549	229,846,172	2,393,483	3,135,190
Schwab U.S. REIT ETF	11,802,344	5,680,110	(1,318,222)	(383,009)	3,830,911	19,612,134	477,297	422,153
Schwab U.S. Small-Cap ETF	11,642,387	3,792,039	(5,748,586)	(822)	10,048,745	19,733,763	197,991	189,126
Schwab U.S. TIPS ETF	1,987,488	2,453,258	—	—	90,598	4,531,344	74,090	28,194
Schwab Variable Share Price Money Fund, Ultra Shares	4,479,218	4,508,886	—	—	1,341	8,989,445	8,986,749	6,215
Total	$349,117,009	$207,246,237	($61,894,728)	($2,335,859)	$123,671,535	$615,804,194		$9,355,615
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$615,804,194	$—	$—	$615,804,194
Short-Term Investments[1]	—	6,983,741	—	6,983,741
Total	$615,804,194	$6,983,741	$—	$622,787,935
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $522,681,012)		$615,804,194
Investments in unaffiliated issuers, at value (cost $6,983,741)		6,983,741
Receivables:
Investments sold		5,229,944
Fund shares sold		1,606,218
Dividends	+	126
Total assets		629,624,223
Liabilities
Payables:
Investments bought		6,696,451
Investment adviser fees		18,269
Fund shares redeemed	+	833,734
Total liabilities		7,548,454
Net Assets
Total assets		629,624,223
Total liabilities	–	7,548,454
Net assets		$622,075,769
Net Assets by Source
Capital received from investors		531,458,730
Total distributable earnings		90,617,039

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$622,075,769		43,173,992		$14.41

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$9,355,615
Interest received from securities of unaffiliated issuers	+	646
Total investment income		9,356,261
Expenses
Investment adviser fees	+	379,669
Total expenses		379,669
Expense reduction by CSIM and its affiliates	–	211,443
Net expenses	–	168,226
Net investment income		9,188,035
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(2,335,859)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	123,671,535
Net realized and unrealized gains		121,335,676
Increase in net assets resulting from operations		$130,523,711

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$9,188,035	$7,298,415
Net realized losses		(2,335,859)	(793,980)
Net change in unrealized appreciation (depreciation)	+	123,671,535	(37,454,839)
Increase (decrease) in net assets from operations		130,523,711	(30,950,404)
Distributions to Shareholders
Total distributions		($9,236,247)	($6,630,493)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,840,138	$266,949,865	20,543,091	$252,081,474
Shares reinvested		638,370	8,962,715	511,903	6,449,978
Shares redeemed	+	(9,799,265)	(128,093,640)	(5,831,022)	(69,231,522)
Net transactions in fund shares		10,679,243	$147,818,940	15,223,972	$189,299,930
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,494,749	$352,969,365	17,270,777	$201,250,332
Total increase	+	10,679,243	269,106,404	15,223,972	151,719,033
End of period		43,173,992	$622,075,769	32,494,749	$352,969,365

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.81	$11.82	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.26	0.31	0.29	0.26	0.12
Net realized and unrealized gains (losses)	4.04	(1.06)	0.22	0.90	0.52
Total from investment operations	4.30	(0.75)	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.25)	(0.26)	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$14.86	$10.81	$11.82	$11.53	$10.54
Total return	39.84%	(6.72%)	4.68%	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.93%	2.53%	2.49%	2.29%	2.04% [7]
Portfolio turnover rate	12%	12%	6%	14%	13% [5]
Net assets, end of period (x 1,000)	$372,100	$196,194	$126,200	$62,526	$1,904

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 44.8%
Large-Cap 40.8%
Schwab U.S. Large-Cap ETF	1,582,222	151,940,779
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	147,615	14,712,787
		166,653,566

International Stocks 23.4%
Developed-Market Large-Cap 19.6%
Schwab International Equity ETF	1,935,477	72,812,645
Emerging-Market 3.8%
Schwab Emerging Markets Equity ETF	446,042	14,175,215
		86,987,860

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	324,816	13,346,689

Fixed Income 26.2%
Intermediate-Term Bond 24.7%
Schwab U.S. Aggregate Bond ETF	1,705,189	91,994,947
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	110,614	5,675,604
		97,670,551

Security	Number of Shares	Value ($)
Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	3,482,604	3,483,649
Total Affiliated Underlying Funds
(Cost $306,837,525)		368,142,315
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (b)	3,625,641	3,625,641
Total Short-Term Investment
(Cost $3,625,641)		3,625,641
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,895,801	$3,892,989	($1,988,940)	($127,158)	$4,502,523	$14,175,215	446,042	$262,867
Schwab International Equity ETF	39,434,114	20,038,331	(6,406,901)	(237,263)	19,984,364	72,812,645	1,935,477	1,260,852
Schwab Short-Term U.S. Treasury ETF	2,847,064	3,175,245	(314,658)	(1,270)	(30,777)	5,675,604	110,614	38,720
Schwab U.S. Aggregate Bond ETF	45,947,858	48,576,282	(778,914)	(17,327)	(1,732,952)	91,994,947	1,705,189	1,484,791
Schwab U.S. Large-Cap ETF	80,768,537	41,500,288	(18,505,882)	(330,057)	48,507,893	151,940,779	1,582,222	2,003,589
Schwab U.S. REIT ETF	7,376,649	4,043,772	(393,147)	(56,644)	2,376,059	13,346,689	324,816	274,831
Schwab U.S. Small-Cap ETF	8,148,352	3,666,238	(4,449,927)	(60,534)	7,408,658	14,712,787	147,615	138,104
Schwab Variable Share Price Money Fund, Ultra Shares	1,280,452	2,202,905	—	—	292	3,483,649	3,482,604	1,809
Total	$193,698,827	$127,096,050	($32,838,369)	($830,253)	$81,016,060	$368,142,315		$5,465,563
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$368,142,315	$—	$—	$368,142,315
Short-Term Investment[1]	—	3,625,641	—	3,625,641
Total	$368,142,315	$3,625,641	$—	$371,767,956
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $306,837,525)		$368,142,315
Investments in unaffiliated issuers, at value (cost $3,625,641)		3,625,641
Receivables:
Investments sold		2,847,210
Fund shares sold		809,612
Dividends	+	49
Total assets		375,424,827
Liabilities
Payables:
Investments bought		3,254,413
Investment adviser fees		10,973
Fund shares redeemed	+	59,297
Total liabilities		3,324,683
Net Assets
Total assets		375,424,827
Total liabilities	–	3,324,683
Net assets		$372,100,144
Net Assets by Source
Capital received from investors		311,805,789
Total distributable earnings		60,294,355

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$372,100,144		25,047,332		$14.86

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$5,465,563
Interest received from securities of unaffiliated issuers	+	368
Total investment income		5,465,931
Expenses
Investment adviser fees	+	222,627
Total expenses		222,627
Expense reduction by CSIM and its affiliates	–	123,921
Net expenses	–	98,706
Net investment income		5,367,225
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(830,253)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	81,016,060
Net realized and unrealized gains		80,185,807
Increase in net assets resulting from operations		$85,553,032

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$5,367,225	$4,289,393
Net realized losses		(830,253)	(378,604)
Net change in unrealized appreciation (depreciation)	+	81,016,060	(24,444,622)
Increase (decrease) in net assets from operations		85,553,032	(20,533,833)
Distributions to Shareholders
Total distributions		($5,583,495)	($3,962,275)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,722,751	$160,905,162	10,934,988	$136,055,299
Shares reinvested		378,126	5,433,666	298,511	3,829,893
Shares redeemed	+	(5,196,060)	(70,402,360)	(3,769,332)	(45,395,356)
Net transactions in fund shares		6,904,817	$95,936,468	7,464,167	$94,489,836
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,142,515	$196,194,139	10,678,348	$126,200,411
Total increase	+	6,904,817	175,906,005	7,464,167	69,993,728
End of period		25,047,332	$372,100,144	18,142,515	$196,194,139

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.76	$11.95	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.26	0.32	0.29	0.27	0.15
Net realized and unrealized gains (losses)	4.48	(1.26)	0.21	1.00	0.55
Total from investment operations	4.74	(0.94)	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	(0.25)	(0.25)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	(0.01)	(0.00) [4]	—	(0.00) [4]	—
Total distributions	(0.26)	(0.25)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$15.24	$10.76	$11.95	$11.69	$10.59
Total return	44.07%	(8.20%)	4.49%	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.93%	2.54%	2.48%	2.33%	2.48% [7]
Portfolio turnover rate	9%	7%	2%	15%	8% [5]
Net assets, end of period (x 1,000)	$473,638	$249,144	$143,404	$72,830	$1,514

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 48.6%
Large-Cap 43.8%
Schwab U.S. Large-Cap ETF	2,160,978	207,518,717
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	228,015	22,726,255
		230,244,972

International Stocks 26.3%
Developed-Market Large-Cap 21.5%
Schwab International Equity ETF	2,703,129	101,691,713
Emerging-Market 4.8%
Schwab Emerging Markets Equity ETF	716,611	22,773,898
		124,465,611

Real Assets 3.9%
Real Estate 3.9%
Schwab U.S. REIT ETF	452,818	18,606,292

Fixed Income 19.6%
Intermediate-Term Bond 18.6%
Schwab U.S. Aggregate Bond ETF	1,629,275	87,899,386
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	94,813	4,864,855
		92,764,241

Security	Number of Shares	Value ($)
Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,363,565	2,364,274
Total Affiliated Underlying Funds
(Cost $386,177,961)		468,445,390
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 04/01/21 (b)	4,718,635	4,718,635
JPMorgan Chase Bank
0.01%, 04/01/21 (b)	684,798	684,798
Total Short-Term Investments
(Cost $5,403,433)		5,403,433
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$12,410,131	$6,453,155	($3,011,327)	($243,907)	$7,165,846	$22,773,898	716,611	$414,012
Schwab International Equity ETF	54,705,140	25,128,962	(5,575,560)	(270,668)	27,703,839	101,691,713	2,703,129	1,755,808
Schwab Short-Term U.S. Treasury ETF	2,345,748	2,708,200	(162,712)	(794)	(25,587)	4,864,855	94,813	32,191
Schwab U.S. Aggregate Bond ETF	43,605,294	46,818,460	(873,380)	(16,992)	(1,633,996)	87,899,386	1,629,275	1,417,081
Schwab U.S. Large-Cap ETF	109,484,620	47,279,287	(14,638,713)	(534,157)	65,927,680	207,518,717	2,160,978	2,751,993
Schwab U.S. REIT ETF	10,225,259	5,446,698	(286,930)	(43,784)	3,265,049	18,606,292	452,818	382,894
Schwab U.S. Small-Cap ETF	12,278,968	4,562,399	(5,291,732)	(38,682)	11,215,302	22,726,255	228,015	211,007
Schwab Variable Share Price Money Fund, Ultra Shares	1,161,453	1,202,476	—	—	345	2,364,274	2,363,565	1,503
Total	$246,216,613	$139,599,637	($29,840,354)	($1,148,984)	$113,618,478	$468,445,390		$6,966,489
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$468,445,390	$—	$—	$468,445,390
Short-Term Investments[1]	—	5,403,433	—	5,403,433
Total	$468,445,390	$5,403,433	$—	$473,848,823
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $386,177,961)		$468,445,390
Investments in unaffiliated issuers, at value (cost $5,403,433)		5,403,433
Receivables:
Investments sold		2,108,995
Fund shares sold		1,359,636
Dividends	+	33
Total assets		477,317,487
Liabilities
Payables:
Investments bought		3,432,493
Investment adviser fees		13,786
Fund shares redeemed	+	232,788
Total liabilities		3,679,067
Net Assets
Total assets		477,317,487
Total liabilities	–	3,679,067
Net assets		$473,638,420
Net Assets by Source
Capital received from investors		392,016,289
Total distributable earnings		81,622,131

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$473,638,420		31,082,509		$15.24

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$6,966,489
Interest received from securities of unaffiliated issuers	+	461
Total investment income		6,966,950
Expenses
Investment adviser fees	+	283,685
Total expenses		283,685
Expense reduction by CSIM and its affiliates	–	159,135
Net expenses	–	124,550
Net investment income		6,842,400
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(1,148,984)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	113,618,478
Net realized and unrealized gains		112,469,494
Increase in net assets resulting from operations		$119,311,894

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$6,842,400	$5,257,322
Net realized losses		(1,148,984)	(95,272)
Net change in unrealized appreciation (depreciation)	+	113,618,478	(36,484,033)
Increase (decrease) in net assets from operations		119,311,894	(31,321,983)
Distributions to Shareholders
Total distributions		($6,957,762)	($4,789,625)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,428,778	$186,407,776	14,919,097	$186,921,655
Shares reinvested		465,178	6,814,844	358,722	4,674,150
Shares redeemed	+	(5,964,631)	(81,082,577)	(4,122,683)	(49,744,250)
Net transactions in fund shares		7,929,325	$112,140,043	11,155,136	$141,851,555
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,153,184	$249,144,245	11,998,048	$143,404,298
Total increase	+	7,929,325	224,494,175	11,155,136	105,739,947
End of period		31,082,509	$473,638,420	23,153,184	$249,144,245

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$12.05	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.32	0.29	0.28	0.10
Net realized and unrealized gains (losses)	4.86	(1.43)	0.19	1.06	0.65
Total from investment operations	5.13	(1.11)	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.24)	(0.26)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$15.57	$10.68	$12.05	$11.81	$10.64
Total return	48.20%	(9.63%)	4.33%	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.93%	2.54%	2.43%	2.39%	1.68% [7]
Portfolio turnover rate	6%	6%	7%	11%	8% [5]
Net assets, end of period (x 1,000)	$274,502	$135,960	$84,790	$44,817	$1,261

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 52.1%
Large-Cap 46.6%
Schwab U.S. Large-Cap ETF	1,331,757	127,888,625
Small-Cap 5.5%
Schwab U.S. Small-Cap ETF	152,036	15,153,428
		143,042,053

International Stocks 29.1%
Developed-Market Large-Cap 23.3%
Schwab International Equity ETF	1,701,430	64,007,797
Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF	497,422	15,808,071
		79,815,868

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	290,295	11,928,221

Fixed Income 13.3%
Intermediate-Term Bond 12.7%
Schwab U.S. Aggregate Bond ETF	645,600	34,830,120
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	33,054	1,696,001
		36,526,121

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,979	45,993
Total Affiliated Underlying Funds
(Cost $219,957,984)		271,358,256
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Bank of Montreal
0.01%, 04/01/21 (b)	2,735,135	2,735,135
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (b)	23,422	23,422
Total Short-Term Investments
(Cost $2,758,557)		2,758,557
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$8,156,764	$4,705,968	($1,683,762)	($130,464)	$4,759,565	$15,808,071	497,422	$283,714
Schwab International Equity ETF	32,328,243	16,793,537	(1,760,378)	(79,955)	16,726,350	64,007,797	1,701,430	1,075,004
Schwab Short-Term U.S. Treasury ETF	754,171	950,688	—	—	(8,858)	1,696,001	33,054	10,502
Schwab U.S. Aggregate Bond ETF	16,214,248	19,565,642	(254,446)	(5,814)	(689,510)	34,830,120	645,600	543,597
Schwab U.S. Large-Cap ETF	63,162,286	31,981,064	(5,784,243)	(229,428)	38,758,946	127,888,625	1,331,757	1,641,279
Schwab U.S. REIT ETF	6,030,806	3,901,763	—	—	1,995,652	11,928,221	290,295	233,628
Schwab U.S. Small-Cap ETF	7,762,931	3,398,115	(3,241,488)	(56,969)	7,290,839	15,153,428	152,036	138,466
Schwab Variable Share Price Money Fund, Ultra Shares	45,716	259	—	—	18	45,993	45,979	23
Total	$134,455,165	$81,297,036	($12,724,317)	($502,630)	$68,833,002	$271,358,256		$3,926,213
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$271,358,256	$—	$—	$271,358,256
Short-Term Investments[1]	—	2,758,557	—	2,758,557
Total	$271,358,256	$2,758,557	$—	$274,116,813
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $219,957,984)		$271,358,256
Investments in unaffiliated issuers, at value (cost $2,758,557)		2,758,557
Receivables:
Investments sold		847,749
Fund shares sold	+	825,978
Total assets		275,790,540
Liabilities
Payables:
Investments bought		1,158,112
Investment adviser fees		7,973
Fund shares redeemed	+	122,099
Total liabilities		1,288,184
Net Assets
Total assets		275,790,540
Total liabilities	–	1,288,184
Net assets		$274,502,356
Net Assets by Source
Capital received from investors		223,739,897
Total distributable earnings		50,762,459

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$274,502,356		17,625,057		$15.57

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$3,926,213
Interest received from securities of unaffiliated issuers	+	186
Total investment income		3,926,399
Expenses
Investment adviser fees	+	160,024
Total expenses		160,024
Expense reduction by CSIM and its affiliates	–	90,557
Net expenses	–	69,467
Net investment income		3,856,932
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(502,630)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	68,833,002
Net realized and unrealized gains		68,330,372
Increase in net assets resulting from operations		$72,187,304

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$3,856,932	$3,037,721
Net realized losses		(502,630)	(384,291)
Net change in unrealized appreciation (depreciation)	+	68,833,002	(20,788,149)
Increase (decrease) in net assets from operations		72,187,304	(18,134,719)
Distributions to Shareholders
Total distributions		($3,841,391)	($2,805,470)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,425,308	$104,668,863	7,299,115	$91,442,977
Shares reinvested		249,308	3,709,701	206,779	2,725,348
Shares redeemed	+	(2,774,172)	(38,182,388)	(1,816,811)	(22,057,625)
Net transactions in fund shares		4,900,444	$70,196,176	5,689,083	$72,110,700
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,724,613	$135,960,267	7,035,530	$84,789,756
Total increase	+	4,900,444	138,542,089	5,689,083	51,170,511
End of period		17,625,057	$274,502,356	12,724,613	$135,960,267

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.63	$12.09	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.32	0.29	0.28	0.15
Net realized and unrealized gains (losses)	5.08	(1.52)	0.18	1.09	0.62
Total from investment operations	5.35	(1.20)	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	(0.01)	(0.00) [4]	—	(0.00) [4]	—
Total distributions	(0.25)	(0.26)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$15.73	$10.63	$12.09	$11.85	$10.65
Total return	50.43%	(10.35%)	4.23%	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.93%	2.55%	2.48%	2.37%	2.54% [7]
Portfolio turnover rate	6%	3%	0% [8]	15%	4% [5]
Net assets, end of period (x 1,000)	$321,048	$146,944	$88,727	$37,619	$793

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 54.2%
Large-Cap 48.1%
Schwab U.S. Large-Cap ETF	1,607,815	154,398,474
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	196,289	19,564,125
		173,962,599

International Stocks 30.9%
Developed-Market Large-Cap 24.4%
Schwab International Equity ETF	2,086,433	78,491,609
Emerging-Market 6.5%
Schwab Emerging Markets Equity ETF	653,143	20,756,885
		99,248,494

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	354,542	14,568,131

Fixed Income 9.5%
Intermediate-Term Bond 9.1%
Schwab U.S. Aggregate Bond ETF	545,226	29,414,943
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	22,720	1,165,763
		30,580,706

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,915	62,934
Total Affiliated Underlying Funds
(Cost $258,839,297)		318,422,864
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Royal Bank of Canada
0.01%, 04/01/21 (b)	187,484	187,484
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (b)	3,197,015	3,197,015
Total Short-Term Investments
(Cost $3,384,499)		3,384,499
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$9,729,493	$7,229,876	($1,939,315)	($185,082)	$5,921,913	$20,756,885	653,143	$357,662
Schwab International Equity ETF	36,467,605	24,116,092	(1,657,947)	(119,572)	19,685,431	78,491,609	2,086,433	1,277,765
Schwab Short-Term U.S. Treasury ETF	627,019	681,001	(135,697)	(293)	(6,267)	1,165,763	22,720	8,022
Schwab U.S. Aggregate Bond ETF	12,875,395	17,420,684	(277,926)	(4,070)	(599,140)	29,414,943	545,226	451,227
Schwab U.S. Large-Cap ETF	70,233,844	44,824,492	(5,226,976)	(284,156)	44,851,270	154,398,474	1,607,815	1,935,268
Schwab U.S. REIT ETF	6,725,680	5,512,423	—	—	2,330,028	14,568,131	354,542	279,015
Schwab U.S. Small-Cap ETF	9,061,389	5,437,486	(3,748,023)	(123,158)	8,936,431	19,564,125	196,289	172,174
Schwab Variable Share Price Money Fund, Ultra Shares	62,679	230	—	—	25	62,934	62,915	61
Total	$145,783,104	$105,222,284	($12,985,884)	($716,331)	$81,119,691	$318,422,864		$4,481,194
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$318,422,864	$—	$—	$318,422,864
Short-Term Investments[1]	—	3,384,499	—	3,384,499
Total	$318,422,864	$3,384,499	$—	$321,807,363
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $258,839,297)		$318,422,864
Investments in unaffiliated issuers, at value (cost $3,384,499)		3,384,499
Receivables:
Investments sold		462,670
Fund shares sold	+	1,042,419
Total assets		323,312,452
Liabilities
Payables:
Investments bought		2,077,861
Investment adviser fees		9,067
Fund shares redeemed	+	177,348
Total liabilities		2,264,276
Net Assets
Total assets		323,312,452
Total liabilities	–	2,264,276
Net assets		$321,048,176
Net Assets by Source
Capital received from investors		261,723,882
Total distributable earnings		59,324,294

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$321,048,176		20,409,263		$15.73

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$4,481,194
Interest received from securities of unaffiliated issuers	+	199
Total investment income		4,481,393
Expenses
Investment adviser fees	+	182,074
Total expenses		182,074
Expense reduction by CSIM and its affiliates	–	104,464
Net expenses	–	77,610
Net investment income		4,403,783
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(716,331)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	81,119,691
Net realized and unrealized gains		80,403,360
Increase in net assets resulting from operations		$84,807,143

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$4,403,783	$3,239,438
Net realized gains (losses)		(716,331)	7,192
Net change in unrealized appreciation (depreciation)	+	81,119,691	(24,190,436)
Increase (decrease) in net assets from operations		84,807,143	(20,943,806)
Distributions to Shareholders
Total distributions		($4,431,058)	($2,976,899)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,144,672	$142,622,509	8,524,439	$107,038,772
Shares reinvested		290,416	4,350,434	219,241	2,904,936
Shares redeemed	+	(3,849,108)	(53,244,708)	(2,257,570)	(27,806,155)
Net transactions in fund shares		6,585,980	$93,728,235	6,486,110	$82,137,553
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,823,283	$146,943,856	7,337,173	$88,727,008
Total increase	+	6,585,980	174,104,320	6,486,110	58,216,848
End of period		20,409,263	$321,048,176	13,823,283	$146,943,856

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.60	$12.14	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.32	0.31	0.27	0.15
Net realized and unrealized gains (losses)	5.25	(1.60)	0.15	1.15	0.65
Total from investment operations	5.52	(1.28)	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—	(0.00) [4]	—
Total distributions	(0.24)	(0.26)	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$15.88	$10.60	$12.14	$11.91	$10.67
Total return	52.24%	(10.96%)	4.15%	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.92%	2.57%	2.60%	2.33%	2.53% [7]
Portfolio turnover rate	6%	3%	6%	23%	14% [5]
Net assets, end of period (x 1,000)	$189,841	$84,957	$50,403	$17,713	$147

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 55.4%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	967,730	92,931,112
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	122,963	12,255,722
		105,186,834

International Stocks 32.1%
Developed-Market Large-Cap 25.2%
Schwab International Equity ETF	1,269,538	47,760,020
Emerging-Market 6.9%
Schwab Emerging Markets Equity ETF	412,512	13,109,631
		60,869,651

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	215,998	8,875,358

Fixed Income 7.1%
Intermediate-Term Bond 6.8%
Schwab U.S. Aggregate Bond ETF	240,421	12,970,713
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	11,209	575,134
		13,545,847

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,679	66,698
Total Affiliated Underlying Funds
(Cost $152,783,476)		188,544,388
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 04/01/21 (b)	1,377,131	1,377,131
Total Short-Term Investment
(Cost $1,377,131)		1,377,131
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,001,197	$4,766,533	($1,227,860)	($78,137)	$3,647,898	$13,109,631	412,512	$220,584
Schwab International Equity ETF	21,666,246	15,549,666	(1,207,082)	(53,735)	11,804,925	47,760,020	1,269,538	763,156
Schwab Short-Term U.S. Treasury ETF	266,254	585,738	(274,084)	4,430	(7,204)	575,134	11,209	3,311
Schwab U.S. Aggregate Bond ETF	5,545,092	7,939,179	(239,527)	(3,848)	(270,183)	12,970,713	240,421	196,898
Schwab U.S. Large-Cap ETF	41,351,835	28,477,985	(3,393,701)	(151,891)	26,646,884	92,931,112	967,730	1,149,292
Schwab U.S. REIT ETF	4,030,883	3,440,834	—	—	1,403,641	8,875,358	215,998	166,950
Schwab U.S. Small-Cap ETF	5,451,692	3,389,435	(2,002,233)	(85,332)	5,502,160	12,255,722	122,963	105,770
Schwab Variable Share Price Money Fund, Ultra Shares	66,531	141	—	—	26	66,698	66,679	84
Total	$84,379,730	$64,149,511	($8,344,487)	($368,513)	$48,728,147	$188,544,388		$2,606,045
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$188,544,388	$—	$—	$188,544,388
Short-Term Investment[1]	—	1,377,131	—	1,377,131
Total	$188,544,388	$1,377,131	$—	$189,921,519
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $152,783,476)		$188,544,388
Investments in unaffiliated issuers, at value (cost $1,377,131)		1,377,131
Receivables:
Investments sold		318,147
Fund shares sold	+	623,019
Total assets		190,862,685
Liabilities
Payables:
Investments bought		917,576
Investment adviser fees		5,303
Fund shares redeemed	+	98,559
Total liabilities		1,021,438
Net Assets
Total assets		190,862,685
Total liabilities	–	1,021,438
Net assets		$189,841,247
Net Assets by Source
Capital received from investors		154,560,914
Total distributable earnings		35,280,333

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$189,841,247		11,958,355		$15.88

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$2,606,045
Interest received from securities of unaffiliated issuers	+	78
Total investment income		2,606,123
Expenses
Investment adviser fees	+	106,559
Total expenses		106,559
Expense reduction by CSIM and its affiliates	–	61,823
Net expenses	–	44,736
Net investment income		2,561,387
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(368,513)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	48,728,147
Net realized and unrealized gains		48,359,634
Increase in net assets resulting from operations		$50,921,021

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$2,561,387	$1,862,731
Net realized losses		(368,513)	(55,655)
Net change in unrealized appreciation (depreciation)	+	48,728,147	(14,667,889)
Increase (decrease) in net assets from operations		50,921,021	(12,860,813)
Distributions to Shareholders
Total distributions		($2,551,965)	($1,713,432)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,887,926	$83,275,244	4,773,989	$60,448,655
Shares reinvested		164,503	2,482,361	124,969	1,664,589
Shares redeemed	+	(2,106,273)	(29,242,736)	(1,038,683)	(12,984,766)
Net transactions in fund shares		3,946,156	$56,514,869	3,860,275	$49,128,478
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,012,199	$84,957,322	4,151,924	$50,403,089
Total increase	+	3,946,156	104,883,925	3,860,275	34,554,233
End of period		11,958,355	$189,841,247	8,012,199	$84,957,322

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.55	$12.16	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.32	0.30	0.29	0.18
Net realized and unrealized gains (losses)	5.38	(1.66)	0.17	1.12	0.62
Total from investment operations	5.65	(1.34)	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.25)	(0.27)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$15.95	$10.55	$12.16	$11.92	$10.68
Total return	53.70%	(11.50%)	4.23%	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.92%	2.54%	2.50%	2.43%	2.94% [7]
Portfolio turnover rate	7%	4%	2%	19%	0% [5]
Net assets, end of period (x 1,000)	$226,973	$100,674	$58,895	$24,224	$166

1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 56.5%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	1,176,166	112,947,221
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	154,099	15,359,047
		128,306,268

International Stocks 33.3%
Developed-Market Large-Cap 25.9%
Schwab International Equity ETF	1,558,749	58,640,138
Emerging-Market 7.4%
Schwab Emerging Markets Equity ETF	528,862	16,807,234
		75,447,372

Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	266,346	10,944,157

Fixed Income 4.8%
Intermediate-Term Bond 4.7%
Schwab U.S. Aggregate Bond ETF	196,442	10,598,046
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	7,133	365,994
		10,964,040
Total Affiliated Underlying Funds
(Cost $182,632,297)		225,661,837
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Skandinaviska Enskilda Banken
0.01%, 04/01/21 (a)	1,409,016	1,409,016
Total Short-Term Investment
(Cost $1,409,016)		1,409,016
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,589,609	$6,243,949	($1,453,769)	($151,312)	$4,578,757	$16,807,234	528,862	$276,265
Schwab International Equity ETF	26,421,607	20,096,964	(2,005,210)	(108,924)	14,235,701	58,640,138	1,558,749	918,335
Schwab Short-Term U.S. Treasury ETF	203,092	164,990	—	—	(2,088)	365,994	7,133	2,506
Schwab U.S. Aggregate Bond ETF	4,326,079	6,497,805	—	—	(225,838)	10,598,046	196,442	152,805
Schwab U.S. Large-Cap ETF	49,831,591	36,473,482	(4,899,396)	(189,474)	31,731,018	112,947,221	1,176,166	1,373,489
Schwab U.S. REIT ETF	4,909,199	4,419,230	(97,356)	(36,317)	1,749,401	10,944,157	266,346	200,720
Schwab U.S. Small-Cap ETF	6,858,909	4,509,787	(2,680,597)	(133,944)	6,804,892	15,359,047	154,099	130,460
Total	$100,140,086	$78,406,207	($11,136,328)	($619,971)	$58,871,843	$225,661,837		$3,054,580
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$225,661,837	$—	$—	$225,661,837
Short-Term Investment[1]	—	1,409,016	—	1,409,016
Total	$225,661,837	$1,409,016	$—	$227,070,853
[1]	As categorized in Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $182,632,297)		$225,661,837
Investments in unaffiliated issuers, at value (cost $1,409,016)		1,409,016
Receivables:
Investments sold		145,197
Fund shares sold	+	1,043,873
Total assets		228,259,923
Liabilities
Payables:
Investments bought		933,291
Investment adviser fees		6,276
Fund shares redeemed	+	347,745
Total liabilities		1,287,312
Net Assets
Total assets		228,259,923
Total liabilities	–	1,287,312
Net assets		$226,972,611
Net Assets by Source
Capital received from investors		184,854,778
Total distributable earnings		42,117,833

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$226,972,611		14,230,322		$15.95

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2020 through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$3,054,580
Interest received from securities of unaffiliated issuers	+	87
Total investment income		3,054,667
Expenses
Investment adviser fees	+	125,007
Total expenses		125,007
Expense reduction by CSIM and its affiliates	–	73,077
Net expenses	–	51,930
Net investment income		3,002,737
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(619,971)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	58,871,843
Net realized and unrealized gains		58,251,872
Increase in net assets resulting from operations		$61,254,609

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/20-3/31/21		4/1/19-3/31/20
Net investment income		$3,002,737	$2,166,379
Net realized losses		(619,971)	(523,146)
Net change in unrealized appreciation (depreciation)	+	58,871,843	(17,818,562)
Increase (decrease) in net assets from operations		61,254,609	(16,175,329)
Distributions to Shareholders
Total distributions		($3,027,524)	($1,977,345)

Transactions in Fund Shares
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,841,414	$111,818,240	7,354,300	$90,181,222
Shares reinvested		194,228	2,936,732	139,936	1,868,137
Shares redeemed	+	(3,351,894)	(46,683,614)	(2,791,650)	(32,117,401)
Net transactions in fund shares		4,683,748	$68,071,358	4,702,586	$59,931,958
Shares Outstanding and Net Assets
		4/1/20-3/31/21		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,546,574	$100,674,168	4,843,988	$58,894,884
Total increase	+	4,683,748	126,298,443	4,702,586	41,779,284
End of period		14,230,322	$226,972,611	9,546,574	$100,674,168

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Schwab Target 2065 Index Fund
Financial Statements
Financial Highlights
2/26/21 [1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gains (losses)	0.19
Total from investment operations	0.21
Net asset value at end of period	$10.21
Total return	2.10% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04% [5]
Gross operating expenses[4]	0.08% [5]
Net investment income (loss)	2.46% [5]
Portfolio turnover rate	0% [3],[6]
Net assets, end of period (x 1,000)	$1,820

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), for the period ended March 31, 2021 (see financial note 4).
5
Annualized.
6
Portfolio turnover was 0%. Portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2065 Index Fund
Portfolio Holdings as of March 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.1% of net assets

U.S. Stocks 55.8%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	9,314	894,424
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	1,217	121,298
		1,015,722

International Stocks 33.2%
Developed-Market Large-Cap 25.8%
Schwab International Equity ETF	12,479	469,460
Emerging-Market 7.4%
Schwab Emerging Markets Equity ETF	4,258	135,319
		604,779

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	2,071	85,098

Fixed Income 4.4%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	1,444	77,904
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	50	2,565
		80,469
Total Affiliated Underlying Funds
(Cost $1,768,808)		1,786,068
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Brown Brothers Harriman
0.01%, 04/01/21 (a)	10,623	10,623
Total Short-Term Investment
(Cost $10,623)		10,623
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2021:
Affiliated Underlying Funds	Value at 02/26/21(a)	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$—	$136,973	$—	$—	($1,654)	$135,319	4,258	$—
Schwab International Equity ETF	—	467,052	—	—	2,408	469,460	12,479	—
Schwab Short-Term U.S. Treasury ETF	—	2,565	—	—	—	2,565	50	—
Schwab U.S. Aggregate Bond ETF	—	78,185	—	—	(281)	77,904	1,444	40
Schwab U.S. Large-Cap ETF	—	879,715	—	—	14,709	894,424	9,314	2,173
Schwab U.S. REIT ETF	—	82,725	—	—	2,373	85,098	2,071	43
Schwab U.S. Small-Cap ETF	—	121,593	—	—	(295)	121,298	1,217	209
Total	$—	$1,768,808	$—	$—	$17,260	$1,786,068		$2,465
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	Commencement of operations.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2065 Index Fund
Portfolio Holdings as of March 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$1,786,068	$—	$—	$1,786,068
Short-Term Investment[1]	—	10,623	—	10,623
Total	$1,786,068	$10,623	$—	$1,796,691
[1]	As categorized in Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2021
Assets
Investments in affiliated underlying funds, at value (cost $1,768,808)		$1,786,068
Investments in unaffiliated issuers, at value (cost $10,623)		10,623
Receivables:
Fund shares sold	+	260,858
Total assets		2,057,549
Liabilities
Payables:
Investments bought		237,431
Investment adviser fees	+	32
Total liabilities		237,463
Net Assets
Total assets		2,057,549
Total liabilities	–	237,463
Net assets		$1,820,086
Net Assets by Source
Capital received from investors		1,800,396
Total distributable earnings		19,690

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,820,086		178,316		$10.21

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Operations

For the period February 26, 2021* through March 31, 2021
Investment Income
Dividends received from affiliated underlying funds		$2,465
Expenses
Investment adviser fees	+	79
Total expenses		79
Expense reduction by CSIM and its affiliates	–	44
Net expenses	–	35
Net investment income		2,430
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	17,260
Increase in net assets resulting from operations		$19,690
*	Commencement of operations.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current period only.
Operations
	2/26/21*-3/31/21
Net investment income		$2,430
Net change in unrealized appreciation (depreciation)	+	17,260
Increase in net assets from operations		19,690

Transactions in Fund Shares
		2/26/21*-3/31/21
		SHARES	VALUE
Shares sold		181,848	$1,835,930
Shares redeemed	+	(3,532)	(35,534)
Net transactions in fund shares		178,316	$1,800,396
Shares Outstanding and Net Assets
		2/26/21*-3/31/21
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	178,316	1,820,086
End of period		178,316	$1,820,086
*	Commencement of operations.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab Target 2065 Index Fund commenced operations on February 26, 2021.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser pays the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2021, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund	Schwab Target 2065 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	—%	0.1%	0.2%	0.2%	0.3%	0.2%	0.2%	0.1%	0.2%	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.4%	0.3%	0.3%	0.2%	0.2%	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	0.3%	0.3%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	1.9%	2.3%	1.1%	1.0%	0.4%	0.3%	0.2%	0.1%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.3%	0.5%	0.8%	0.5%	0.7%	0.5%	0.6%	0.3%	0.4%	0.0%*
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.4%	0.2%	0.3%	0.2%	0.2%	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%	0.1%	0.3%	0.3%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	—%	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially) or control a significant percentage of a fund’s shares. As of March 31, 2021, CSIM affiliated ownership held 28% of the outstanding shares and one shareholder account held 11% of the outstanding shares of the Schwab Target 2065 Index Fund. The CSIM affiliated ownership percentage is related to seed capital invested on the first day of operations to assist the fund in meeting its investment objective.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2021, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$22,099,315	$9,189,276
Schwab Target 2015 Index Fund	24,678,078	19,693,072
Schwab Target 2020 Index Fund	98,543,290	30,795,263
Schwab Target 2025 Index Fund	155,080,632	53,634,985
Schwab Target 2030 Index Fund	207,246,237	61,894,728
Schwab Target 2035 Index Fund	127,096,050	32,838,369
Schwab Target 2040 Index Fund	139,599,637	29,840,354
Schwab Target 2045 Index Fund	81,297,036	12,724,317
Schwab Target 2050 Index Fund	105,222,284	12,985,884
Schwab Target 2055 Index Fund	64,149,511	8,344,487
Schwab Target 2060 Index Fund	78,406,207	11,136,328
Schwab Target 2065 Index Fund	1,768,808	—

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes:
As of March 31, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund
Tax cost	$49,172,610	$64,035,288	$245,273,937	$384,089,387	$534,005,592	$312,452,768
Gross unrealized appreciation	$6,341,443	$9,786,198	$33,934,871	$61,079,241	$93,123,342	$61,304,825
Gross unrealized depreciation	(491,801)	(633,949)	(1,722,717)	(3,907,907)	(4,340,999)	(1,989,637)
Net unrealized appreciation (depreciation)	$5,849,642	$9,152,249	$32,212,154	$57,171,334	$88,782,343	$59,315,188

	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund	Schwab Target 2065 Index Fund
Tax cost	$393,455,822	$223,981,157	$263,149,276	$155,021,076	$185,388,865	$1,779,431
Gross unrealized appreciation	$82,267,507	$51,400,276	$59,624,296	$35,779,211	$43,058,462	$19,490
Gross unrealized depreciation	(1,874,506)	(1,264,620)	(966,209)	(878,768)	(1,376,474)	(2,230)
Net unrealized appreciation (depreciation)	$80,393,001	$50,135,656	$58,658,087	$34,900,443	$41,681,988	$17,260
As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund
Undistributed ordinary income	$174,623	$180,014	$919,793	$1,157,599	$1,557,632	$839,146
Undistributed long-term capital gains	39,104	208,837	242,920	361,318	277,064	140,021
Net unrealized appreciation (depreciation) on investments	5,849,642	9,152,249	32,212,154	57,171,334	88,782,343	59,315,188
Total	$6,063,369	$9,541,100	$33,374,867	$58,690,251	$90,617,039	$60,294,355

	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund	Schwab Target 2065 Index Fund
Undistributed ordinary income	$1,069,986	$569,387	$622,949	$356,532	$402,676	$2,430
Undistributed long-term capital gains	159,144	57,416	43,258	23,358	33,169	—
Net unrealized appreciation (depreciation) on investments	80,393,001	50,135,656	58,658,087	34,900,443	41,681,988	17,260
Total	$81,622,131	$50,762,459	$59,324,294	$35,280,333	$42,117,833	$19,690
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2021, the funds had no capital loss carryforwards available to offset future net capital gains.

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund
Current fiscal year end distributions
Ordinary income	$885,461	$1,305,865	$4,687,144	$6,774,266	$9,209,541	$5,480,139
Long-term capital gains	106,658	347,584	—	363,955	26,706	103,356
Prior fiscal year end distributions
Ordinary income	$707,888	$1,202,511	$3,730,955	$4,878,544	$6,622,287	$3,959,186
Long-term capital gains	35,366	47,186	25,805	4,157	8,206	3,089

	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund	Schwab Target 2065 Index Fund
Current fiscal year end distributions
Ordinary income	$6,943,973	$3,838,268	$4,431,058	$2,551,965	$3,026,320	$—
Long-term capital gains	13,789	3,123	—	—	1,204	—
Prior fiscal year end distributions
Ordinary income	$4,780,237	$2,802,217	$2,976,899	$1,713,432	$1,977,345	$—
Long-term capital gains	9,388	3,253	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2021, the funds did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended March 31, 2019 and March 31, 2020, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

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Schwab Target Index Funds
Financial Notes (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the “Funds”), twelve of the funds constituting Schwab Capital Trust, as of March 31, 2021; the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended for the Funds (excluding Schwab Target 2065 Index Fund); the related statement of operations, statement of changes in net assets, and the financial highlights for the period from February 26, 2021 (commencement of operations) through March 31, 2021, for Schwab Target 2065 Index Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Schwab Target 2065 Index Fund) as of March 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Index Fund as of March 31, 2021, and the results of its operations, changes in net assets, and financial highlights for the period from February 26, 2021 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America. For each of the Funds (excluding Schwab Target 2065 Index Fund), the statements of changes in net assets for the year ended March 31, 2020 and the financial highlights for the years ended March 31, 2020, 2019, 2018, and for the period August 25, 2016 through March 31, 2017, were audited by other auditors, whose report, dated May 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 17, 2021
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.

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Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended March 31, 2021. The foreign tax credit and the foreign source income amounts are as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Target 2010 Index Fund	$9,912	$97,478
Schwab Target 2015 Index Fund	15,601	159,355
Schwab Target 2020 Index Fund	62,020	605,878
Schwab Target 2025 Index Fund	137,051	1,340,470
Schwab Target 2030 Index Fund	228,549	2,223,533
Schwab Target 2035 Index Fund	156,269	1,507,834
Schwab Target 2040 Index Fund	221,747	2,147,700
Schwab Target 2045 Index Fund	140,944	1,345,174
Schwab Target 2050 Index Fund	170,160	1,619,329
Schwab Target 2055 Index Fund	101,988	974,125
Schwab Target 2060 Index Fund	124,924	1,183,031
Schwab Target 2065 Index Fund	—	—
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2021, qualify for the corporate dividends received deduction:
Percentage
Schwab Target 2010 Index Fund	18.01
Schwab Target 2015 Index Fund	20.06
Schwab Target 2020 Index Fund	19.42
Schwab Target 2025 Index Fund	26.34
Schwab Target 2030 Index Fund	30.30
Schwab Target 2035 Index Fund	33.05
Schwab Target 2040 Index Fund	35.65
Schwab Target 2045 Index Fund	38.41
Schwab Target 2050 Index Fund	39.13
Schwab Target 2055 Index Fund	40.40
Schwab Target 2060 Index Fund	41.03
Schwab Target 2065 Index Fund	—
For the fiscal year ended March 31, 2021, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2022 via IRS Form 1099 of the amounts for use in preparing their 2021 income tax return.

Schwab Target 2010 Index Fund	$262,225
Schwab Target 2015 Index Fund	441,283
Schwab Target 2020 Index Fund	1,537,695
Schwab Target 2025 Index Fund	3,130,619
Schwab Target 2030 Index Fund	4,967,940
Schwab Target 2035 Index Fund	3,281,163
Schwab Target 2040 Index Fund	4,536,161
Schwab Target 2045 Index Fund	2,748,924
Schwab Target 2050 Index Fund	3,248,415
Schwab Target 2055 Index Fund	1,939,105
Schwab Target 2060 Index Fund	2,344,688
Schwab Target 2065 Index Fund	—

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Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended March 31, 2021:

Schwab Target 2010 Index Fund	$106,658
Schwab Target 2015 Index Fund	347,584
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	363,955
Schwab Target 2030 Index Fund	26,706
Schwab Target 2035 Index Fund	103,356
Schwab Target 2040 Index Fund	13,789
Schwab Target 2045 Index Fund	3,123
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	1,204
Schwab Target 2065 Index Fund	—
For the fiscal year ended March 31, 2021, the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2022 via IRS form 1099 of the amounts for use in preparing their 2021 income tax return.

Schwab Target 2010 Index Fund	$15,624
Schwab Target 2015 Index Fund	25,698
Schwab Target 2020 Index Fund	89,623
Schwab Target 2025 Index Fund	191,432
Schwab Target 2030 Index Fund	311,645
Schwab Target 2035 Index Fund	201,526
Schwab Target 2040 Index Fund	281,013
Schwab Target 2045 Index Fund	178,639
Schwab Target 2050 Index Fund	208,104
Schwab Target 2055 Index Fund	129,501
Schwab Target 2060 Index Fund	156,982
Schwab Target 2065 Index Fund	—

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Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Initial Approval of Investment Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on December 8, 2020, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to the Schwab Target 2065 Index Fund (the Fund) under the investment advisory agreement between Schwab Capital Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by CSIM and considered information that the Board receives from CSIM throughout the year, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval of the investment advisory agreement and administration with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel. In addition, the Independent Trustees participated in question and answer sessions with representatives of CSIM and met in executive session outside the presence of Fund management.
At the meeting on December 8, 2020, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fund;
2.	CSIM’s experience in managing other comparable mutual funds and how the Fund’s glide path and asset allocations compare to those of other Schwab target date funds;
3.	the Fund’s estimated expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to its management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full

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Schwab Target Index Funds
deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered the asset allocation expectations for the Fund over time. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s estimated net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated based on data provided by an independent provider of investment company data. The Trustees considered that CSIM had contractually agreed to limit certain expenses of the Fund to a specified level. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other potential benefits to be derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) expense cap by CSIM and its affiliates; and (iii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that CSIM will share any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund may increase as a result of regulatory or other developments. The Trustees considered that CSIM had contractually agreed to an expense cap with respect to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Target Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

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Schwab Target Index Funds
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 22.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.1% FTSE Developed ex US Index (Net), 1.7% Dow Jones Equity All REIT Capped Index, 9.0% Bloomberg Barclays US Treasury 1-3 Year Index, 45.2% Bloomberg Barclays US Aggregate Bond Index, 6.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 23.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.2% FTSE Developed ex US Index (Net), 1.9% Dow Jones Equity All REIT Capped Index, 8.4% Bloomberg Barclays US Treasury 1-3 Year Index, 43.4% Bloomberg Barclays US Aggregate Bond Index, 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 24.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.1% FTSE Developed ex US Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 8.0% Bloomberg Barclays US Treasury 1-3 Year Index, 42.3% Bloomberg Barclays US Aggregate Bond Index, 6.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 31.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 14.1% FTSE Developed ex US Index (Net), 1.7% FTSE Emerging Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 4.8% Bloomberg Barclays US Treasury 1-3 Year Index, 37.2% Bloomberg Barclays US Aggregate Bond Index, 2.9% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 3.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 36.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.2% FTSE Developed ex US Index (Net), 2.8% FTSE Emerging Index (Net), 3.2% Dow Jones Equity All REIT Capped Index, 2.6% Bloomberg Barclays US Treasury 1-3 Year Index, 30.9% Bloomberg Barclays US Aggregate Bond Index, 0.8% Bloomberg Barclays US

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Schwab Target Index Funds
Treasury Inflation-Linked Bond Index (Series-L), and 2.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 40.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 19.5% FTSE Developed ex US Index (Net), 3.8% FTSE Emerging Index (Net), 3.6% Dow Jones Equity All REIT Capped Index, 1.6% Bloomberg Barclays US Treasury 1-3 Year Index, 24.8% Bloomberg Barclays US Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 43.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 4.8% FTSE Emerging Index (Net), 3.9% Dow Jones Equity All REIT Capped Index, 1.0% Bloomberg Barclays US Treasury 1-3 Year Index, 18.7% Bloomberg Barclays US Aggregate Bond Index, and 1.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 46.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.4% FTSE Developed ex US Index (Net), 5.8% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg Barclays US Treasury 1-3 Year Index, 12.9% Bloomberg Barclays US Aggregate Bond Index, and 1.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 47.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 6.5% FTSE Emerging Index (Net), 4.5% Dow Jones Equity All REIT Capped Index, 0.4%
Bloomberg Barclays US Treasury 1-3 Year Index, 9.3% Bloomberg Barclays US Aggregate Bond Index, and 0.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.2% FTSE Developed ex US Index (Net), 7.0% FTSE Emerging Index (Net), 4.6% Dow Jones Equity All REIT Capped Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 7.0% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 49.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.9% FTSE Developed ex US Index (Net), 7.4% FTSE Emerging Index (Net), 4.7% Dow Jones Equity All REIT Capped Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.8% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by CSIM based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 25, 2021, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones Equity All REIT Capped Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Annual Report

Notes

Notes

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-04
00259733

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-three operational series. Twelve series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-seven series have a fiscal year-end of October 31, and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-three operational series during 2020/2021 and 2019/2020, based on their respective 2020/2021 and 2019/2020 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2020/2021	Fiscal Year 2019/ 2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020
$1,211,700	$1,517,001	$93,000	$87,870	$161,200	$169,567	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2020/2021: $4,663,610	2019/2020: $	257,437

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2021